Segment reporting (Details) - Schedule of Consolidated Loss Before Income Tax - Reportable Segment [Member]	12 Months Ended
Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Loss Before Income Tax [Line Items]
Segment loss before income taxes-	¥ (597,868,574)
Service expenses incurred at headquarter	(38,837,164)
Share-based compensation	(64,476,991)
Interest income	14,249,793
Interest expense	(20,425,644)
Foreign currency transaction loss	(16,771,124)
Changes in fair value of Deferred Contingent consideration	(26,106,460)
Changes in fair value of convertible notes	(58,280,908)
Changes in fair value of warrant liabilities	(83,966,126)
Changes in fair value of ESA derivative liabilities	19,654,006
Loss before income taxes	¥ (872,829,192)